Employee Benefits - Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate (Detail) - Discount rates [member] - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Japanese plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on defined benefit obligations from a decrease in the discount rate	¥ 114,468	¥ 112,535
Effects on defined benefit obligations from a increase in the discount rate	101,281	99,540
Foreign plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on defined benefit obligations from a decrease in the discount rate	102,878	97,682
Effects on defined benefit obligations from a increase in the discount rate	¥ 90,659	¥ 85,897